Document and Entity Information	May 13, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001690536
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Registrant Name	FS Credit Real Estate Income Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56163
Entity Tax Identification Number	81-4446064
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	(215)
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false